Segment Information: Breakdown of the Group's revenues from external customers by major product (Tables)	12 Months Ended
Dec. 31, 2011
Breakdown of the Group's revenues from external customers by major product:
Breakdown of the Group's revenues from external customers by major product

	December 31, 2011	December 31, 2010	December 31, 2009
Mining segment:
Coal and middlings	3,222,278	2,183,310	1,236,035
Iron ore concentrate	370,086	338,771	232,960
Coke and chemical products	451,207	408,456	161,304
Other	96,377	120,413	82,946
Total	4,139,948	3,050,950	1,713,245

Power segment: Electricity Other Total
	609,604	561,199	484,089
	167,062	92,464	49,878
	776,666	653,663	533,967

Steel segment:
Semi-finished steel products	1,300,120	1,235,592	496,810
Long steel products	3,076,496	2,266,765	1,469,886
Flat steel products	739,468	487,337	257,187
Forgings and stampings	469,291	312,372	213,232
Hardware	944,269	723,014	471,907
Other	624,773	561,144	234,260
Total	7,154,417	5,586,224	3,143,282

Ferroalloy segment:
Nickel	255,155	251,648	190,647
Ferrosilicon	84,740	91,666	66,648
Chrome	105,744	93,551	92,847
Other	29,615	18,334	13,510
Total	475,254	455,199	363,652
Total revenue	12,546,285	9,746,036	5,754,146